Lease - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statements [Line Items]
Expense relating to short-term leases for which recognition exemption has been used	₩ 235,473	₩ 199,490
Expense relating to leases of low-value assets for which recognition exemption has been used	3,147	2,349
Cash outflow related to leases	1,005,014	922,200
Discounted unguaranteed residual value of assets	₩ 22,910	₩ 19,574
Maximum
Statements [Line Items]
Implicit interest rate on finance lease	17.08%	16.83%
Minimum
Statements [Line Items]
Implicit interest rate on finance lease	0.00%	0.00%
Power Purchase Agreement | Maximum
Statements [Line Items]
Lease term of finance lease	11 years
Power Purchase Agreement | Minimum
Statements [Line Items]
Lease term of finance lease	2 years
Jordan Electric Power Company | Power Purchase Agreement
Statements [Line Items]
Lease term of finance lease	25 years
Fujeij Wind Power Plant | Power Purchase Agreement
Statements [Line Items]
Lease term of finance lease	20 years
Commission Federal De Elecrticidad | Power Purchase Agreement
Statements [Line Items]
Lease term of finance lease	25 years